Inventory	6 Months Ended
Jun. 30, 2021
Disclosure of inventories [text block] [Abstract]
INVENTORY

NOTE 5 - INVENTORY

Composed as follows:

	June 30,	December 31,
	2021	2020
	Unaudited	Audited
	USD in thousands
Current assets:
Raw materials and supplies	-	44
Finished goods	1,087	278
Provision for impairment	-	(79)
	1,087	243

As of June 30, 2021, the inventory is derived from Jeff’s Brands.

As of December 31, 2020, the inventory is derived from ScoutCam.